Revenue (Disaggregation Of Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 5,509	$ 5,407
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,140	5,065
Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	381	351
Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,521	5,416
Intersegment Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(12)	(9)
Wireless [Member] | Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	891	815
Wireless [Member] | Equipment And Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	381	351
Wireless [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,272	1,166
Wireline [Member] | Service [Member] | Consumer [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,665	3,683
Wireline [Member] | Service [Member] | Business [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	584	567
Wireline [Member] | Operating Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,249	$ 4,250